Significant Equity Transactions and Acquisitions - Additional Information (Details)					1 Months Ended			6 Months Ended					12 Months Ended
	Apr. 05, 2019 CNY (¥) shares	Apr. 05, 2019 USD ($) $ / shares shares	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥) shares		Jun. 30, 2019 USD ($) shares		Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 shares	Jul. 17, 2017 shares
Significant Equity Transactions And Acquisitions [Line Items]
Offering price per ADS | $ / shares		$ 10.00
Acquisition transaction Cost | ¥								¥ 0
Proceeds from initial public offering	¥ 212,100,000	$ 31,000,000						¥ 212,813,023	[1]	$ 30,999,712	[1]	¥ (4,281,169)
Ordinary shares, shares authorized														50,000
Equity interest acquired							100.00%
Dianguan
Significant Equity Transactions And Acquisitions [Line Items]
Equity interest acquired							100.00%
Cash consideration | ¥							¥ 15,000,000
Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Preferred shares, conversion basis								one-for-one		one-for-one
Ordinary shares, shares authorized								50,000,000					50,000,000
Number of each holder entitled of votes													one
Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized								34,248,442					34,248,442
Restricted shares vested to founders designated as Class B ordinary share								15,937,500		15,937,500
Number of each holder entitled of votes								ten		ten
Selling Shareholders
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	1,668,033	1,668,033
Selling Shareholders | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	6,672,132	6,672,132
Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Proceeds from initial public offering					¥ 590,900,000	$ 85,900,000
Initial Public Offering | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			13,800,000	13,800,000	13,800,000	13,800,000
Common stock, conversion basis								ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share		ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share
Number of ordinary share			3,450,000	3,450,000
Share price | $ / shares				$ 7.00
Total offering size value | $				$ 96,600,000
Proceeds from initial public offering			¥ 590,900,000	$ 85,900,000
Over-Allotment Option | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			1,800,000	1,800,000	1,800,000	1,800,000
Parent Company [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	831,967	831,967
Parent Company [Member] | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	3,327,868	3,327,868

[1]	For the six months ended June 30, 2018, the cash outflow amount represented cash paid for initial public offering costs prior to the completion of the Company’s IPO.